Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 1,123,864
Accounts receivable, related party	30,139
Prepaid expenses	42,562
Total current assets	1,196,565
Property and equipment, net	26,646
Prepaid expenses	149,949
Other long-term assets, related party	4,680
Total assets	1,377,840
Current liabilities:
Accounts payable and accrued expenses	832,933
Accounts payable	225,642
Accounts payable, related party	134,563
Accrued expenses	567,887
Convertible notes payable, related party, current	2,035,565
Other current liabilities	12,786
Total current liabilities	3,015,847
Convertible notes payable, related party	493,418
Other long-term liabilities	1,294,559
Other long-term liabilities, related party	7,500
Total liabilities	4,811,324
Commitments and contingencies (Note 8)
Stockholders' deficit
Common stock, $0.0001 par value; 100,000,000 shares authorized; 5,000,000 shares issued and outstanding	821
Additional paid-in capital	236,961
Accumulated deficit	(3,671,266)
Total stockholders' deficit	(3,433,484)
Total liabilities and stockholders' deficit	1,377,840
Zeta Acquisition Corp III
Current assets:
Cash	5,613	6,568
Prepaid expenses		2,500
Total assets	5,613	9,068
Current liabilities:
Accounts payable	2,402	350
Accrued interest	24,002	17,175
Accrued expenses	8,900	5,500
Convertible notes payable, related party, current	125,000	110,000
Total liabilities	160,304	133,025
Stockholders' deficit
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 5,000,000 shares issued and outstanding	500	500
Additional paid-in capital	49,500	49,500
Deficit accumulated during the development stage	(204,691)	(173,957)
Total stockholders' deficit	(154,691)	(123,957)
Total liabilities and stockholders' deficit	$ 5,613	$ 9,068